Income Tax Expense/(Benefit) - Additional Information (Details) - USD ($) $ in Millions			1 Months Ended	12 Months Ended
	Aug. 20, 2018	Oct. 03, 2013	Apr. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax [Line Items]
Deferred income tax expense/(benefit)				$ 11	$ (5)	$ (12)
Macao | Macao Finance Bureau (MFB) [Member]
Disclosure of income tax [Line Items]
Income tax holiday period		5 years
Macao income tax exemption, termination date	Jun. 26, 2022
Shareholder dividend tax agreement termination date			Jun. 26, 2022
Macao | Top of range [member]
Disclosure of income tax [Line Items]
Applicable tax rate				12.00%	12.00%	12.00%
Hong Kong | Top of range [member]
Disclosure of income tax [Line Items]
Applicable tax rate				16.50%	16.50%	16.50%